ACQUISITION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 19, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Contingent payment obligation	$ 1,669			$ 1,669
RepliWeb [Member]
Business Acquisition [Line Items]
Cash paid for entity		3,300
Cash paid for acquired entity, provided by acquired entity		4,000
Number of shares issued for acquisition of entity		1,008,065
Value of shares issued for acquisition		2,621
Milestone-based contingent cash payment		2,000
Contingent payment obligation		1,594
Portion of total consideration to be paid to certain employees of the acquired entity		3.40%
Acquisition related compensation expense	386
Acquisition related costs	421			421
Amortization of acquired intangible assets related to acquisition				777	1,074
RepliWeb [Member] | Bridge Loan [Member]
Business Acquisition [Line Items]
Short-term loan		$ 3,000
LIBOR spread		6.00%
Maturity date		Jan. 31, 2012